UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549
                   Form 13F
              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [   ] ; Amendment Number:

  This Amendment (Check only one.):  [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wedgewood Partners, Inc.
Address: 9909 Clayton Road
         Suite 103
         St. Louis, Missouri 63124

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Rolfe
Title:    Chief Investment Officer
Phone:    314-567-6407

Signature, Place, and Date of Signing:

/s/ David A. Rolfe    St. Louis, MO    8/14/2012




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

List of Other Managers Reporting for this Manager:  NONE



                FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:  NONE

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $1,300,903,766

List of Other Included managers Reporting for this Manager:  NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express                COM             25816109     75414  1295549 SH       SOLE                   442126   600223   253200
Apple Computer                  COM             37833100    129723   222128 SH       SOLE                    68836   110292    43000
Berkshire Hathaway              COM             84670702    113409  1360963 SH       SOLE                   460707   608156   292100
Charles Schwab                  COM             808513105    59077  4568994 SH       SOLE                  1536091  2054303   978600
Cognizant Technology            COM             192446102    64326  1072106 SH       SOLE                   356385   478921   236800
Cummins                         COM             231021106    66941   690758 SH       SOLE                   230942   311566   148250
EMC                             COM             268648102    49141  1917335 SH       SOLE                   603948   904087   409300
Expeditors International        COM             302130109    53901  1391005 SH       SOLE                   472982   611123   306900
Express Scripts                 COM             302182100    81542  1460541 SH       SOLE                   481107   664334   315100
Gilead Sciences                 COM             375558103    65383  1275012 SH       SOLE                   448350   591362   235300
Google                          COM             38259P508    96679   166667 SH       SOLE                    56558    73909    36200
National Oilwell Varco          COM             637071101    43622   676941 SH       SOLE                   252927   283914   140100
Perrigo                         COM             713448108    44775   379673 SH       SOLE                   125189   174624    79860
Qualcomm                        COM             747525103    80797  1451095 SH       SOLE                   487842   650353   312900
Schlumberger                    COM             469814107    48077   740671 SH       SOLE                   245024   339447   156200
Stericycle                      COM             858912108    40829   445392 SH       SOLE                   138300   200192   106900
Varian Medical Systems          COM             92220P105    61186  1006846 SH       SOLE                   333911   455335   217600
Verisk Analytics                COM             92345Y106    66965  1359422 SH       SOLE                   479792   586930   292700
Visa                            COM             92826C839    59116   478171 SH       SOLE                   155892   222379    99900